Other Operating Gains, Net	12 Months Ended
Dec. 31, 2023
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Other Operating Gains, Net
Note 6: Other Operating Gains, Net
Other operating gains, net, were $397 million for the year ended December 31, 2023, which included a $342 million gain on the sale of a majority interest in the Company’s Elite business (see note 7), $42 million of gains on the sale of two wholly-owned Canadian subsidiaries to a company affiliated with Woodbridge, the Company’s principal shareholder (see note 32), and a gain on the sale of real estate.
Other operating gains, net, were $211 million for the year ended December 31, 2022, which included gains on the sale of certain non-core
businesses.